Rental Revenue (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases [Abstract]
2013	$ 108,792
2014	94,567
2015	89,261
2016	83,158
2017	80,771
Thereafter	368,308
Total	$ 824,857